Earnings Per Share (Details 1)	12 Months Ended		3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Stock Options And Warrants [Member]	Mar. 31, 2013 Stock Options And Warrants [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock options and warrants	598,392	641,109	1,201,925	814,675